COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments for Non-cancelable Operating Leases ) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future minimum lease payments for non-cancelable operating leases
2015	$ 1,494
2016	127
2017	94
2018	82
2019	82
Thereafter	1,122
Total	$ 3,001